Common Stock and Stockholders' Deficit	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Common Stock and Stockholders' Deficit	Common Stock and Stockholders’ Deficit
Common Stock
The Company was authorized to issue 121,000,000 shares of common stock as of December 31, 2020 and 2019. Shares of common stock reserved for future issuance on an as-converted basis were as follows (in thousands):

	As of December 31,
	2020	2019
Redeemable convertible preferred stock	61,332	61,332
Stock options outstanding	15,125	13,596
Shares reserved for future award issuances	4,044	7,763
Total	80,501	82,691
Common Stock Subject to Repurchase
Certain stock option grant agreements permit exercise prior to vesting. Upon termination of service of an employee, the Company has the right to repurchase any unvested, but issued, common stock at the original purchase price. The consideration received for an exercise of an option is accounted for as a deposit of the exercise price and is recorded as a liability. Upon vesting of the shares pursuant to the grant agreements, the shares and related liability are reclassified into stockholder’s deficit. As of December 31, 2020 and 2019, the Company had $1.1 million and $1.7 million recorded in accrued expenses and other current liabilities related to 223,136 and 324,500 unvested shares of common stock subject to repurchase, respectively.
Restricted Stock Subject to Repurchase
In 2018, an executive of the Company purchased 4,961,279 shares of restricted stock, subject to time-based service requirements, which vest over a forty-eight month period. The shares issued upon the purchase of restricted stock are considered to be legally issued and outstanding on the date of purchase and the executive has full voting rights. Upon termination of service, the Company may repurchase unvested shares acquired at a price equal to the price per share paid upon the exercise. Upon vesting of the shares pursuant to the grant agreements, the shares and related liability are reclassified into stockholder’s deficit. As of December 31, 2020, the Company had $10.5 million recorded in deposits related to 2,273,919 unvested shares of common stock subject to repurchase. As of December 31, 2019, the Company had $16.2 million recorded in deposits related to 3,514,239 unvested shares of common stock subject to repurchase. For the years ended December 31, 2020 and 2019, the Company recorded stock-based compensation expense of $4.6 million and $4.6 million, respectively, related to this restricted stock.
2008 Stock Option Plan
In 2018, the 2008 Stock Option Plan (“the Plan”) was terminated, and the Company’s Board of Directors approved the adoption of the 2018 Equity Incentive Plan (“the 2018 Plan”), which includes both incentive and non-statutory stock options. As of December 31, 2020 and 2019, the Company had reserved 4,043,637 shares and 7,762,602 shares, respectively, of its common stock under the Plan for future issuance. The Company may grant shares of common stock to employees, directors, and service providers at prices not less than the fair market value at date of grant for incentive stock options and not less than 85% of fair market value for non-qualified stock options. Options granted to a person who, at the time of the grant, owns more than 10% of the voting power of all classes of stock shall be at no less than 110% of the fair market value and expire five years from the date of grant. All other options generally have a contractual term of ten years. Options generally vest over four years.
A summary of the Company’s stock option activity under the Plan and related information was as follows (in thousands, except per share data):

	Number of Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balances at December 31, 2019	13,596	$4.47	7.8	$39,266
Options granted	5,609	$7.37
Options exercised	(2,190)	$2.91
Options forfeited or expired	(1,890)	$6.04
Balances at December 31, 2020	15,125	$5.58	7.8	$28,467
Options vested and exercisable at December 31, 2020	6,274	$3.89	6.0	$22,405
The intrinsic value is calculated as the difference between the exercise price of the underlying common stock option award and the estimated fair value of the Company’s common stock. The weighted average grant date fair value of options granted was $7.44 per share and $6.71 per share during the years ended December 31, 2020 and 2019, respectively.
The total number of shares vested during the years ended December 31, 2020 and 2019 was 4,189,825 and 2,960,091, respectively. The weighted average grant-date fair value of options vested was $5.08 per share and $3.70 per share during the years ended December 31, 2020 and 2019, respectively. The intrinsic value of the options exercised was $9.8 million and $4.4 million for the years ended December 31, 2020 and 2019, respectively.
The Company did not issue any grants to non-employees during the years ended December 31, 2020 and 2019.
Valuation Assumptions
The Company’s use of the Black-Scholes option-pricing model to estimate the fair value of stock options granted requires the input of highly subjective assumptions. These assumptions were estimated as follows:
Fair value of the underlying common stock – Because the Company’s common stock is not yet publicly traded, the Company must estimate the fair value of common stock. The Board of Directors considers numerous objective and subjective factors to determine the fair value of the Company’s common stock including, but not limited to: (i) the results of contemporaneous third-party valuations of the Company’s common stock; (ii) the prices, rights, preferences, and privileges of the Company’s redeemable convertible preferred stock relative to those of its common stock; (iii) the lack of marketability of the Company’s common stock; (iv) actual operating and financial results; (v) current business conditions and projections; (vi) the likelihood of achieving a liquidity event, such as an initial public offering, merger, or acquisition of the Company, given prevailing market conditions; (vii) transactions involving the Company’s shares; (viii) the history and nature of its business, industry trends and competitive environment; and (iv) general economic outlook.
Expected volatility – Expected volatility is a measure of the amount by which the stock price is expected to fluctuate, Since the Company does not have sufficient trading history of its common stock, it estimates the expected volatility of its stock options at their grant date by taking the weighted average historical volatility of a group of comparable publicly traded companies over a period equal to the expected term of the options.
Expected term – The Company determines the expected term based on the average period the stock options are expected to remain outstanding using the simplified method, calculated as the midpoint of the stock options’ vesting term and contractual expiration period, as the Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior.
Risk-free rate – The Company uses the U.S. Treasury yield for its risk-free interest rate that corresponds with the expected term.
Expected dividend yield – The Company utilizes a dividend yield of zero, as it does not currently issue dividends and does not expect to in the future.
The following assumptions were used to calculate the fair value of employee and non-employee stock option grants made during the following periods:

	Years Ended December 31,
	2020	2019
Expected volatility	48.8% -53.4%	48.0% -50.8%
Expected term (years)	6.0	6.0
Risk-free interest rate	0.6%	1.9%
Expected dividend yield	—	—
Fair value of common stock per share	$12.06 - $13.11	$7.75 - $12.40
Stock-Based Compensation
The Company recorded stock-based compensation expense in the consolidated statements of operations as follows (in thousands):

	Years Ended December 31,
	2020	2019
Cost of revenue	$905	$482
Research and development	10,235	4,615
Sales and marketing	3,403	2,160
General and administrative	8,065	6,824
Total	$22,608	$14,081
As of December 31, 2020, there was $65.2 million of unrecognized stock-based compensation expense, which is expected to be recognized over a weighted average period of 2.6 years.
Common Stock and Stockholders’ Deficit
Common Stock
The Company was authorized to issue 126,700,000 shares of common stock as of September 30, 2021 and 121,000,000 shares of common stock as of December 31, 2020. Shares of common stock reserved for future issuance on an as-converted basis were as follows (in thousands):

	As of September 30,	As of December 31,
	2021	2020
Redeemable convertible preferred stock	61,332	61,332
Stock options outstanding	19,511	15,125
Unvested restricted stock units (RSUs)	209	—
Shares reserved for future award issuances	2,266	4,044
Total	83,318	80,501
Common Stock Subject to Repurchase
Certain stock option grant agreements permit exercise prior to vesting. Upon termination of service of an employee, the Company has the right to repurchase any unvested, but issued, common stock at the original purchase price. The consideration received for an exercise of an option is accounted for as a deposit of the exercise price and is recorded as a liability. Upon vesting of the shares pursuant to the grant agreements, the shares and related liability are reclassified into stockholders’ deficit. As of September 30, 2021 and December 31, 2020, the Company had $0.8 million and $1.1 million recorded in accrued expenses and other current liabilities related to 159,167 and 223,136 unvested shares of common stock subject to repurchase, respectively.
Restricted Stock Subject to Repurchase
In 2018, an executive of the Company purchased 4,961,279 shares of restricted stock, subject to time-based service requirements, which vest over a forty-eight month period. The shares issued upon the purchase of restricted stock are considered to be legally issued and outstanding on the date of purchase and the executive has full voting rights. Upon termination of service, the Company may repurchase unvested shares acquired at a price equal to the price per share paid upon the exercise. Upon vesting of the shares pursuant to the grant agreements, the shares and related liability are reclassified into stockholders’ deficit. As of September 30, 2021, the Company had $6.2 million recorded in deposits related to 1,343,680 unvested shares of common stock subject to repurchase. As of December 31, 2020, the Company had $10.5 million recorded in deposits related to 2,273,919 unvested shares of common stock subject to repurchase. For the three months ended September 30, 2021 and 2020 and for the nine months ended September 30, 2021 and 2020, the Company recorded stock-based compensation expense of $1.1 million, $1.1 million, $3.4 million, and $3.4 million, respectively, related to this restricted stock.
2018 Equity Incentive Plan
As of September 30, 2021 and December 31, 2020, the Company had reserved 2,266,432 shares and 4,043,637 shares, respectively, of its common stock for future issuance under the 2018 Equity Incentive Plan (“the 2018
Plan”). A summary of the Company’s stock option activity under the 2018 Plan and related information was as follows (in thousands, except per share data):

	Number of Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balances at December 31, 2020	15,125	$5.58	7.8	$28,467
Options granted	8,134	$9.44
Options exercised	(2,940)	$4.35
Options forfeited or expired	(808)	$7.48
Balances at September 30, 2021	19,511	$7.22	8.4	$410,039
Options vested and exercisable at September 30, 2021	6,215	$4.93	6.3	$145,292
The intrinsic value is calculated as the difference between the exercise price of the underlying common stock option award and the estimated fair value of the Company’s common stock. The weighted average grant date fair value of options granted was $11.54 per share and $7.41 per share for the nine months ended September 30, 2021 and 2020, respectively.
The total number of shares vested during the nine months ended September 30, 2021 and 2020 was 3,887,187 and 3,095,000, respectively. The weighted average grant-date fair value of options vested was $6.15 per share and $4.94 per share during the nine months ended September 30, 2021 and 2020, respectively. The intrinsic value of the options exercised was $22.8 million and $6.0 million for the nine months ended September 30, 2021 and 2020, respectively.
The Company granted 6,324 options to non-employees during the nine months ended September 30, 2021.
The table above includes 743,184 options granted to the Company’s Chief Executive Officer during the nine months ended September 30, 2021 which are subject to a performance-based vesting condition that will be satisfied in full upon the first to occur of: (i) a Qualified IPO, (ii) a direct listing, or (iii) the closing by the Company of a transaction with a publicly traded special purpose acquisition company (“SPAC”) in which the common stock is publicly listed on a securities exchange. The options will vest in a single installment upon the satisfaction of the performance-based vesting condition subject to the Chief Executive Officer’s continuous employment through such date. As the performance-based vesting condition of these options is not deemed probable until consummated, no stock-based compensation expense is recorded related to these options until the performance-based vesting condition becomes probable of occurring. If the performance-based vesting condition had been satisfied on September 30, 2021, the Company would have recognized stock-based compensation expense of $8.5 million and would have no unrecognized stock-based compensation expense related to these options as of September 30, 2021.
The 2018 Plan allows the Company to grant RSUs. Generally, RSUs are subject to a four-year vesting period and vest quarterly. A summary of the Company’s RSU activity under the 2018 Plan and related information was as follows (in thousands, except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2020	—	$—
RSUs granted	209	$23.45
RSUs vested	—	$—
RSUs forfeited	—	$—
Unvested at September 30, 2021	209	$23.45
Valuation Assumptions
The following assumptions were used to calculate the fair value of employee and non-employee stock option grants made during the following periods:

	Nine Months Ended September 30,
	2021	2020
Expected volatility	53.7% - 54.5%	48.8% - 53.4%
Expected term (years)	6.3	6.0
Risk-free interest rate	1.1%	0.6%
Expected dividend yield	—	—
Fair value of common stock per share	$15.27-$21.20	$12.06-$12.28
Stock-Based Compensation
The Company recorded stock-based compensation expense in the condensed consolidated statements of operations as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Cost of revenue	$383	$247	$981	$680
Research and development	5,680	2,839	13,954	7,373
Sales and marketing	1,711	1,072	4,461	2,190
General and administrative	2,818	2,005	7,575	5,967
Total	$10,592	$6,163	$26,971	$16,210
As of September 30, 2021, there was $128.5 million of unrecognized stock-based compensation expense, which is expected to be recognized over a weighted average period of 2.5 years.